Debt - Additional Information (Details) - USD ($)			9 Months Ended	12 Months Ended
	Nov. 25, 2020	Oct. 28, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	May 20, 2020	May 06, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Principal and accrued interest					$ 153,668
Notes payable, net				$ 31,788
Notes payable, net				$ 13,245	152,835
Debt Instrument, Payment Terms				P24M
ADOMANI, INC. [Member]
Debt Instrument [Line Items]
Line of credit					0			$ 5,820,000
Notes payable, net					204,000			0
Notes payable, net					207,000			0
Economic Injury Disaster Loan [Member]
Debt Instrument [Line Items]
Line of credit				$ 150,000
Outstanding principal rate of interest per annum				3.75%		3.75%
Principal and accrued interest				$ 154,817
Amount Received In Loan Funding						$ 150,000
Advance for loan application			$ 10,000
Loan funding amount				$ 150,000
Term of note				30 years
Maturity date				May 18, 2022
Line of credit bear interest number of days				30 days
Line of credit facility, maximum borrowing capacity				$ 10,400,000
Line of credit borrowing description				Borrowings under the line may not exceed 95% of such cash, cash equivalents, and marketable securities balances.
Economic Injury Disaster Loan [Member] | ADOMANI, INC. [Member]
Debt Instrument [Line Items]
Outstanding principal rate of interest per annum						3.75%
Principal and accrued interest					153,789
Amount Received In Loan Funding						$ 150,000
Advance for loan application					$ 10,000
Loan funding amount						$ 150,000
Term of note					30 years
Maturity date					May 17, 2050
Long-term liabilities					$ 153,789
Economic Injury Disaster Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Line of credit interest rate				2.00%
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Outstanding principal rate of interest per annum			1.00%
Notes Payable					152,835
Amount Received In Loan Funding							$ 261,244
Loan forgiveness, Percentage			100.00%
Loan funding amount			$ 261,244
Term of note				2 years
Paycheck Protection Program [Member] | ADOMANI, INC. [Member]
Debt Instrument [Line Items]
Outstanding principal rate of interest per annum							1.00%
Principal and accrued interest					262,979
Amount Received In Loan Funding							$ 261,244
Net amount forgiven of loan					251,244
Loan funding amount					$ 261,244		$ 261,244
Term of note					2 years
Maturity date					May 03, 2022
Current liabilities					$ 203,867
PPE debt description					The PPP provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business
Long-term liabilities					$ 59,112
Inventory Software Loan
Debt Instrument [Line Items]
Notes payable, net				$ 13,245
Long-term Debt				63,576
Debt Instrument, Periodic Payment				$ 2,648.99
Morgan Stanley [Member] | ADOMANI, INC. [Member]
Debt Instrument [Line Items]
Line of credit								5,800,000
Line of credit facility, remaining borrowing capacity								$ 820,948
Envirotech Loan #1 [Member] | ADOMANI, INC. [Member]
Debt Instrument [Line Items]
Amount Received In Loan Funding		$ 500,000
Loan funding amount		500,000
Accrued interest		0
Origination fees		$ 49,999
Envirotech Loan #2 [Member] | ADOMANI, INC. [Member]
Debt Instrument [Line Items]
Amount Received In Loan Funding	$ 237,840
Loan funding amount	237,840
Accrued interest	0
Origination fees	23,784
Additional deposit required by manufacturer	$ 237,840